Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	The changes reflect minor grammatical, typographical and formatting changes.
Document Period End Date	Sep. 30, 2013
Trading Symbol	MONT
Entity Registrant Name	MONTAGE TECHNOLOGY GROUP LTD
Entity Central Index Key	0001375514
Entity Filer Category	Non-accelerated Filer